Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We did not grant options in 2025. Historically, we have not granted options in anticipation of the release of material nonpublic information, and have not timed the release of material nonpublic information based on option grant dates or for the purpose of affecting the value of executive compensation. In addition, we did not take material nonpublic information into account when determining the timing and terms of such options. Although we do not have a formal policy with respect to the timing of our option grants, our compensation committee has historically granted such options on a predetermined annual schedule.

Award Timing Method	We did not grant options in 2025. Historically, we have not granted options in anticipation of the release of material nonpublic information, and have not timed the release of material nonpublic information based on option grant dates or for the purpose of affecting the value of executive compensation. In addition, we did not take material nonpublic information into account when determining the timing and terms of such options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In addition, we did not take material nonpublic information into account when determining the timing and terms of such options. Although we do not have a formal policy with respect to the timing of our option grants, our compensation committee has historically granted such options on a predetermined annual schedule.
MNPI Disclosure Timed for Compensation Value	false